COMMITMENTS AND CONTINGENCY (Details) - Jun. 30, 2018	CNY (¥)	USD ($)
Commitment and Contingencies [Line Items]
2019	¥ 2,623,077	$ 396,247
2020	1,332,923	201,354
Total	¥ 3,956,000	$ 597,601